Loans and Allowance for Loan Losses - Related Parties (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance at December 31, 2020	$ 5,079
New loans	998
Amounts collected	(3,599)
Balance at December 31, 2021	$ 2,478